Transactions with Related Parties - Summary of Amounts Charged By The Company's Related Parties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Management fees [Member]
Related Party Transaction [Line Items]
Related party	$ 1,672,440	$ 1,606,440	$ 1,045,640
Brokerage commissions [Member]
Related Party Transaction [Line Items]
Related party	1,856,361	2,253,979	1,202,449
Superintendent fees [Member]
Related Party Transaction [Line Items]
Related party	18,000	57,000	28,500
Crew management fees [Member]
Related Party Transaction [Line Items]
Related party	310,000	289,583	137,000
Executive compensation [Member]
Related Party Transaction [Line Items]
General and administrative expenses	412,470	400,072	296,274
Commissions – vessels purchased [Member]
Related Party Transaction [Line Items]
Related party	865,000	355,000	1,168,000
Commissions-vessels sold [Member]
Related Party Transaction [Line Items]
Related party	420,000	430,000	0
Rental expense [Member]
Related Party Transaction [Line Items]
General and administrative expenses	$ 77,584	$ 65,104	$ 0